COLUMBIA FUNDS SERIES TRUST

Columbia Global Value Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class A, Class B and Class C Shares Prospectus dated July 1, 2009

The Fund compares its performance to the net dividends version (“ND version”) of its benchmark, the MSCI World Index, rather than to the gross dividends version (“GD version”).

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI World Index” are replaced with “MSCI World Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) World Index (ND), that tracks the performance of global stocks. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	Life of Fund (a)
Class A shares returns before taxes	-47.77%	-4.02%	-0.28%
Class A shares returns after taxes on distributions	-48.46%	-5.84%	-1.67%
Class A shares returns after taxes on distributions and sale of Fund shares	-29.35%	-2.43%	0.31%
Class B shares returns before taxes	-47.59%	-3.82%	-0.27%
Class C shares returns before taxes	-45.59%	-3.62%	-0.27%
MSCI World Index (ND) (reflects no deductions for fees, expenses or taxes*)	-40.71%	-0.51%	-0.36%

(a)	The inception date of the Fund’s Class A, Class B and Class C shares is April 16, 2001.

* In calculating the MSCI World Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI World Index

(ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties.

***

Effective September 1, 2009, within the section in the Fund’s prospectus entitled “Additional Investment Strategies and Policies,” the second paragraph under the sub-section “Portfolio Holdings Disclosure” is deleted and replaced in its entirety with the following paragraph:

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Shareholders should retain this Supplement for future reference.

INT-47/22901-0809

COLUMBIA FUNDS SERIES TRUST

Columbia Global Value Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class Z Shares Prospectus dated July 1, 2009

The Fund compares its performance to the net dividends version (“ND version”) of its benchmark, the MSCI World Index, rather than to the gross dividends version (“GD version”).

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI World Index” are replaced with “MSCI World Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) World Index (ND), that tracks the performance of global stocks. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	Life of Fund (a)
Class Z shares returns before taxes	-44.44%	-2.63%	0.75%
Class Z shares returns after taxes on distributions	-45.19%	-4.50%	-0.69%
Class Z shares returns after taxes on distributions and sale of Fund shares	-27.03%	-1.25%	1.19%
MSCI World Index (ND) (reflects no deductions for fees, expenses or taxes*)	-40.71%	-0.51%	-0.36%

(a)	The inception date of the Fund’s Class Z shares is April 16, 2001.

* In calculating the MSCI World Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI World Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties.

***

Effective September 1, 2009, within the section in the Fund’s prospectus entitled “Additional Investment Strategies and Policies,” the second paragraph under the sub-section “Portfolio Holdings Disclosure” is deleted and replaced in its entirety with the following paragraph:

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Shareholders should retain this Supplement for future reference.

INT-47/22706-0809

COLUMBIA FUNDS SERIES TRUST

Columbia International Value Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class A, Class B and Class C Shares Prospectus dated July 1, 2009

The Fund compares its performance to the net dividends version (“ND version”) of its benchmark, the MSCI EAFE Value Index, rather than to the gross dividends version (“GD version”).

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI EAFE Value Index” are replaced with “MSCI EAFE Value Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index (ND), which is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. Prior to April 1, 2009, the Fund’s benchmark was the MSCI EAFE Index (ND), a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The Fund changed its benchmark effective April 1, 2009 because the Advisor believes that the MSCI EAFE Value Index (ND) more closely aligns with the historical value bias of the Fund and better conveys the Fund’s characteristics and risk profile compared to the prior benchmark. The Fund’s average annual returns for each period are shown compared to the MSCI EAFE Value Index (ND), as well as the Fund’s prior benchmark, the MSCI EAFE Index (ND). Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 Year
Class A shares returns before taxes	-39.32%	2.59%	6.85%
Class A shares returns after taxes on distributions	-40.84%	0.52%	5.23%
Class A shares returns after taxes on distributions and sale of Fund shares	-23.56%	2.81%	6.02%
Class B shares returns before taxes	-38.87%	2.82%	6.66%
Class C shares returns before taxes	-36.64%	3.05%	6.68%
MSCI EAFE Value Index (ND) (reflects no deductions for fees, expenses or taxes*)	-44.09%	1.79%	2.72%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	-43.38%	1.66%	0.80%

* In calculating the MSCI EAFE Value Index (GD) and MSCI EAFE Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI EAFE Value Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties.

***

Effective September 1, 2009, within the section in the Fund’s prospectus entitled “Additional Investment Strategies and Policies,” the second paragraph under the sub-section “Portfolio Holdings Disclosure” is deleted and replaced in its entirety with the following paragraph:

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Shareholders should retain this Supplement for future reference.

INT-47/22902-0809

COLUMBIA FUNDS SERIES TRUST

Columbia International Value Fund

(the “Fund”)

Supplement dated August 26, 2009 to the

Class Z Shares Prospectus dated July 1, 2009

The Fund compares its performance to the net dividends version (“ND version”) of its benchmark, the MSCI EAFE Value Index, rather than to the gross dividends version (“GD version”).

Accordingly, except as specifically set forth below, all references in the Fund’s prospectus to “MSCI EAFE Value Index” are replaced with “MSCI EAFE Value Index (ND).” In addition, the Average Annual Total Return section in the Fund’s prospectus is replaced in its entirety with the following:

Average Annual Total Return as of December 31, 2008

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares.

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index (ND), which is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style. Prior to April 1, 2009, the Fund’s benchmark was the MSCI EAFE Index (ND), a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East. The Fund changed its benchmark effective April 1, 2009 because the Advisor believes that the MSCI EAFE Value Index (ND) more closely aligns with the historical value bias of the Fund and better conveys the Fund’s characteristics and risk profile compared to the prior benchmark. The Fund’s average annual returns for each period are shown compared to the MSCI EAFE Value Index (ND), as well as the Fund’s prior benchmark, the MSCI EAFE Index (ND). Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes* or other expenses of investing.

	1 year	5 years	10 years
Class Z shares returns before taxes	-35.47%	4.07%	7.74%
Class Z shares returns after taxes on distributions	-37.11%	1.93%	6.05%
Class Z shares returns after taxes on distributions and sale of Fund shares	-20.93%	4.07%	6.79%
MSCI EAFE Value Index (ND) (reflects no deductions for fees, expenses or taxes*)	-44.09%	1.79%	2.72%
MSCI EAFE Index (ND) (reflects no deductions for fees, expenses or taxes*)	-43.38%	1.66%	0.80%

* In calculating the MSCI EAFE Value Index (GD) and MSCI EAFE Index (GD), MSCI incorporates reinvested dividends without applying any applicable withholding taxes. In calculating the MSCI EAFE Value Index (ND) and MSCI EAFE Index (ND), MSCI incorporates reinvested dividends applying the withholding tax rate applicable to non-resident individual investors that do not benefit from double taxation treaties.

***

Effective September 1, 2009, within the section in the Fund’s prospectus entitled “Additional Investment Strategies and Policies,” the second paragraph under the sub-section “Portfolio Holdings Disclosure” is deleted and replaced in its entirety with the following paragraph:

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Shareholders should retain this Supplement for future reference.

INT-47/22804-0809

COLUMBIA FUNDS SERIES TRUST

Columbia Marsico Global Fund

(the “Fund”)

Supplement dated August 26, 2009 to the Prospectuses dated July 1, 2009

Effective August 31, 2009, the Fund will compare its performance to the net dividends version (“ND version”) of its benchmark, the MSCI All Country World Index, rather than to the gross dividends version (“GD version”) currently reflected in the Fund’s prospectuses. As a result, all references to “MSCI All Country World Index” will be replaced with “MSCI All Country World Index (ND).”

The GD version is calculated by MSCI to approximate the maximum possible dividend reinvestment. The ND version is calculated by MSCI to approximate the minimum possible dividend reinvestment by assuming the reinvestment of dividends after the deduction of withholding tax. MSCI uses withholding tax rates applicable to Luxembourg holding companies because Luxembourg applies the highest rates. The Advisor believes that the MSCI All Country World Index (ND) better reflects how dividends paid to the Fund on foreign securities generally are treated.

Shareholders should retain this Supplement for future reference.

INT-47/22903-0809

COLUMBIA FUNDS SERIES TRUST

Columbia Global Value Fund

Columbia International Value Fund

(Each, a “Fund”)

Supplement dated August 26, 2009 to each Fund’s Statement of Additional

Information, dated July 1, 2009

Effective September 1, 2009, within the section in each Fund’s statement of additional information entitled “About the Funds’ Investments – Disclosure of Portfolio Information,” the second bullet under the sub-section “Public Disclosures” is deleted and replaced in its entirety with the following:

•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico Capital Management, LLC and Brandes Investment Partners, L.P., sub-advisors for certain Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

Shareholders should retain this Supplement for future reference.

INT-50/22806-0809